Income tax and social contribution (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Before tax
Income tax and social contribution on adjustments recognized directly in equity
Financial assets recorded as available for sale	R$ 3,418,567	R$ 6,298,103	R$ (5,677,902)
Exchange differences on translations of foreign operations	23,010	(194,566)	118,485
Total	3,441,577	6,103,537	(5,559,417)
Tax (expense)/ benefit
Income tax and social contribution on adjustments recognized directly in equity
Financial assets recorded as available for sale	(1,231,202)	(2,587,076)	2,273,982
Exchange differences on translations of foreign operations	5,992	87,555	(57,788)
Total	(1,225,210)	(2,499,521)	2,216,194
Net of tax
Income tax and social contribution on adjustments recognized directly in equity
Financial assets recorded as available for sale	2,187,365	3,711,027	(3,403,920)
Exchange differences on translations of foreign operations	29,002	(107,011)	60,697
Total	R$ 2,216,367	R$ 3,604,016	R$ (3,343,223)